Summarized Quarterly Financial Information (Unaudited) - Schedule (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Total operating revenues	$ 423,055	$ 330,857	$ 320,428	$ 277,059	$ 351,397	$ 289,334	$ 273,425	$ 243,206	$ 1,351,399	$ 1,157,362	$ 845,773
Costs and expenses	(351,080)	(303,652)	(272,351)	(254,305)	(261,280)	(228,632)	(231,594)	(225,407)	(1,181,388)	(946,913)	(752,828)
Depreciation and amortization of intangible assets	(26,145)	(21,661)	(19,532)	(17,006)	(16,830)	(14,840)	(14,494)	(14,547)	(84,344)	(60,711)	(52,906)
Gains (losses), net on disposal of property and equipment	1,998	11	(144)	(173)	(1,105)	501	66	(717)	1,692	(1,255)	(169)
Interest expense	(27,120)	(26,537)	(18,023)	(8,916)	(9,143)	(9,003)	(9,279)	(8,759)	(80,596)	(36,184)	(26,552)
Defined benefit pension plan expense	(1,746)	(2,071)	(1,564)	(1,572)	(13,446)	(3,529)	(1,389)	(1,388)	(6,953)	(19,752)	(14,112)
Miscellaneous, net	(417)	2,042	369	(800)	687	(546)	(156)	138	1,194	123	7,436
Income (loss) from continuing operations before income taxes	18,545	(21,011)	9,183	(5,713)	50,280	33,285	16,579	(7,474)	1,004	92,670	(29,090)
Provision (benefit) for income taxes	5,602	(3,677)	3,385	(2,393)	11,077	8,695	4,219	(1,210)	2,917	22,781	(18,912)
Income (loss) from continuing operations, net of tax	12,943	(17,334)	5,798	(3,320)	39,203	24,590	12,360	(6,264)	(1,913)	69,889	(10,178)
Loss from discontinued operations, net of tax	(2,378)	(4,429)	(6,164)	(3,494)	(17,224)	(5,459)	(6,640)	(20,817)	(16,465)	(50,140)	(4,439)
Net income (loss)	10,565	(21,763)	(366)	(6,814)	21,979	19,131	5,720	(27,081)	(18,378)	19,749	(14,617)
Loss attributable to noncontrolling interest	(166)	166	0	0	0	0	0	(632)	0	(632)	(1,511)
Net income (loss) attributable to the shareholders of The E.W. Scripps Company	$ 10,731	$ (21,929)	$ (366)	$ (6,814)	$ 21,979	$ 19,131	$ 5,720	$ (26,449)	$ (18,378)	$ 20,381	$ (13,106)
Income (loss) from continuing operations, per basic share	$ 0.16	$ (0.22)	$ 0.07	$ (0.04)	$ 0.48	$ 0.30	$ 0.15	$ (0.07)	$ (0.02)	$ 0.85	$ (0.11)
Loss from discontinued operations, per basic share					(0.21)	(0.07)	(0.08)	(0.26)	(0.20)	(0.61)	(0.05)
Income (loss) from continuing operations, per diluted share	$ 0.16	$ (0.22)	$ 0.07	$ (0.04)	0.47	0.29	0.15	(0.07)	(0.02)	0.85	(0.11)
Loss from discontinued operations, per diluted share					$ (0.21)	$ (0.07)	$ (0.08)	$ (0.26)	$ (0.20)	$ (0.60)	$ (0.05)
Basic weighted-average shares outstanding	80,927	80,877	80,822	80,673	80,669	81,452	81,824	81,554	80,826	81,369	82,052
Diluted weighted-average shares outstanding	81,322	80,877	81,196	80,673	81,348	82,084	81,852	81,554	80,826	81,927	82,052
Cash dividends per share of common stock (USD per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.20	$ 0.20